General and Administrative (Tables)	12 Months Ended
Mar. 31, 2024
General and Administrative [Abstract]
Schedule of General and Administrative Expenses	General and administrative expenses consist of:
	Years ended March 31, 2024			Years ended March 31, 2023
	Corporate	Mines	Total	Corporate	Mines	Total
Amortization and depreciation	$588	$1,094	$1,682	$573	$1,189	$1,762
Office and administrative expenses	2,042	2,613	4,655	1,834	2,608	4,442
Professional fees	860	565	1,425	669	432	1,101
Salaries and benefits	6,459	6,550	13,009	6,331	6,258	12,589
Share-based compensation	4,146	-	4,146	3,842	-	3,842
	$14,095	$10,822	$24,917	$13,249	$10,487	$23,736